Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	COP
Entity Registrant Name	CONOCOPHILLIPS
Entity Central Index Key	0001163165
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,279,692,596